8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

For the year ended December 31, 2021

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2020

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2019

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (e) Chief Executive Officer, Director	$ 163,766	$ Nil	$ Nil	$ Nil	$ 53,482	$ Nil	$ 217,248
Paul L. Nelles (c) Director	$ 8,070	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 8,070
Frank Hogel Director	$ Nil	$,Nil	$ Nil	$ Nil	$ Nil	$ 5,530	$ 5,530